Change of Fiscal Year-End	9 Months Ended
Dec. 31, 2024
Change of Fiscal Year End [Abstract]
Change of Fiscal Year-End
3.	CHANGE OF FISCAL YEAR-END
Effective November 5, 2024, the Board approved a change in the Company’s fiscal year-end
from March 31 to December 31, effective as of December 31, 2024. The change in fiscal year-end
from March 31 to December 31 was made to align the Company’s financial statement and continuous disclosure requirements with the majority of its industry peers, which operate on a calendar fiscal year-end.
As a result, these consolidated financial statements include financial information for the nine-month transition period from April 1, 2024, to December 31, 2024. The comparative consolidated financial statements are for the twelve-month period from April 1, 2023, to March 31, 2024.